Quantitative and qualitative disclosure about market risk (Tables)	12 Months Ended
Dec. 31, 2020
Quantitative and qualitative disclosure about market risk
Schedule of movement of the provision for loan losses and interest receivable

	For the years ended December 31,
	2020	2019
Balance as of January 1	$194	$—
Provisions for doubtful accounts	1,980	194
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	2,174	194

Schedule of movement of the provision for account receivable, other receivables and prepayments, deposit for acquisition of a subsidiary

	For the years ended December 31,
	2020	2019
Balance as of January 1	$—	$—
Provisions for doubtful accounts	39	—
Write offs	—	—
Recoveries of amounts previously charged off	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	39	—

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2020	2019	2018
Hong Kong	4,235	5,115	1,570
Australia	58	—	—

Total	$4,293	$5,115	$1,570

	For the year ended December 31,
	2020	2019	2018
Hong Kong	4,235	5,115	1,570
Australia	58	—	—

Total	$4,293	$5,115	$1,570